SmartETFs Advertising & Marketing Technology ETF

Schedule of Investments

at March 31, 2021 (Unaudited)

Shares	Common Stocks: 99.6%	Value ($)

	Advertising: 53.4%
4,650	AcuityAds Holdings Inc.	59,757
50	Alphabet Inc.*	103,126
380	Baidu Inc.*	82,669
4,000	CyberAgent Inc.	72,145
1,400	Digital Turbine Inc.	112,504
310	Facebook Inc.*	91,304
3,500	Future PLC	92,426
2,230	Magnite Inc.*	92,790
5,300	Perion Network Ltd.	94,870
2,550	PubMatic Inc.	125,766
260	Roku Inc.*	84,700
1,440	TechTarget Inc.*	100,008
100	Trade Desk Inc/The*	65,166
2,000	ValueCommerce Co., Ltd.*	64,977
1,280	Yandex NV*	81,997
14,000	Z Holdings Corp.	69,759
		1,393,964
	Computer Services: 3.0%
370	Accenture PLC	77,981

	Internet Content: 3.0%
1,000	Tencent Holdings Ltd.	78,462

	Marketing Technology: 40.2%
170	Adobe Inc.	80,813
4,020	Criteo SA	139,615
220	HubSpot Inc.*	99,926
8,040	iClick Interactive Asia Group Ltd.*	94,631
1,180	LiveRamp Holdings Inc.	61,219
2,540	Medallia Inc.*	70,841
660	New York Times Co/The	75,465
3,870	QuinStreet Inc.*	78,561
12,280	S4 Capital PLC*	85,730
380	salesforce.com Inc.*	80,511
40,000	Weimob Inc.	89,421
1,850	ZoomInfo Technologies Inc.*	90,465
		1,047,198

	Total Common Stocks (Cost $2,617,024)	$2,597,605

	Total Investments (Cost $2,617,024) - 99.6%	2,597,605
	Other Assets in Excess of Liabilities - 0.4%	11,307
	Total Net Assets - 100.0%	$2,608,912

*	Non-income producing security.

PLC - Public Limited Company